Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Payables and Accruals [Abstract]
Accrued promotion expenses	¥ 121,545	$ 17,381	¥ 67,009
Payroll payables	78,423	11,214	61,848
Payables for construction cost	5,888	842	35,381
Long-term payables – current portion	8,340	1,194	29,344
Other non-current liabilities - current portion	1,968	281
Other payables	21,493	3,073	23,442
Government subsidy	22,600	3,232	16,600
Tax payables other than income tax	13,700	1,959	9,627
Other accrued expenses	2,709	387	14,847
Total	¥ 276,666	$ 39,563	¥ 258,098